Derivative Financial Instruments (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 24, 2024	Nov. 30, 2024	Nov. 07, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 18, 2024	Dec. 19, 2023
Derivative Financial Instruments [Line Items]
Issued offering	434,054	46,080	213,792
Exercisable share of common stock				69,704		69,704		11,500,000
Exercise price per share (in Dollars per share)	$ 39		$ 80.6	$ 4.03		$ 4.03					$ 6,000
Trading days Period			10 days
Warrant exercisable	1		1							1,267,728
Common stock nominal exercise price	0.002		0.002
Percentage of issued warrant	10.00%					10.00%
Fair value change of the derivative financial instruments (in Dollars)				$ 5,471,519	$ 6,571,082	$ 5,471,519		$ 3,465,293	$ 14,373,856
Reverse Stock Split [Member]
Derivative Financial Instruments [Line Items]
Common stock nominal exercise price			0.0001
Series A Warrants [Member]
Derivative Financial Instruments [Line Items]
Issued offering	43,439		21,385
Reverse Stock Split [Member]
Derivative Financial Instruments [Line Items]
Common stock nominal exercise price	0.0001
November 2024 Offering [Member]
Derivative Financial Instruments [Line Items]
Issued offering						921,451
November 2024 Offering [Member] | Series A Warrants [Member]
Derivative Financial Instruments [Line Items]
Issued offering			427,570
December 2024 Offering [Member] | Reverse Stock Split [Member]
Derivative Financial Instruments [Line Items]
Issued offering	868,044
Series A Warrants [Member]
Derivative Financial Instruments [Line Items]
Issued offering			4,275,700
Exercisable share of common stock	1		1
Exercise price per share (in Dollars per share)	$ 1.95		$ 4.03
Expiry period	5 years		5 years
Series A Warrants [Member] | Reverse Stock Split [Member]
Derivative Financial Instruments [Line Items]
Issued offering	8,680,443